Subordinated Liabilities	6 Months Ended
Jun. 30, 2018
Subordinated liabilities [abstract]
Subordinated Liabilities
10. Subordinated liabilities
	Half year ended	Year ended
	30.06.18	31.12.17
	£m	£m
Opening balance as at 1 January	24,193	23,871
Issuances	-	3,041
Redemptions	(3,075)	(1,378)
Other[1]	(3,928)	(1,341)
Closing balance	17,190	24,193

Includes the transfer of subordinated liabilities of £3,019m on 1 April 2018 as part of the disposal of the UK banking business.

Redemptions totalling £3,075m include £500m Fixed/Floating Rate Subordinated Callable Notes, €1,750m 6% Fixed Rate Subordinated Notes (£1,532m), $1,000m 7.75% Contingent Capital Notes (£713m), $99m 7.7% Undated Subordinated Notes (£72m), €40m Floating Rate Subordinated Notes 2018 (£35m), €235m CMS Linked Subordinated Notes (£206m), JPY 1,500m ShinGinko Tokyo Limited (£10m) and JPY 1,000m The Daisan Bank Limited (£7m).